Other Gains (Losses) (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Gains
Results derivative contracts (1)	$ (9,064,032)	$ (10,059,147)	$ 8,867,110
Marketable securities to fair value	96,444	(111,708)	10,018
Impairment (2)	0	(2,190,491)	0
Others	(4,348,620)	(308,194)	713,322
Total	$ (13,316,208)	$ (12,669,540)	$ 9,590,450